Equity - Additional information (Details) € / shares in Units, € in Millions, $ in Millions						1 Months Ended	2 Months Ended		12 Months Ended
	Dec. 28, 2022 shares	Nov. 03, 2022 EUR (€)	May 12, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Oct. 05, 2021 EUR (€)	Jan. 31, 2023 EUR (€)	Jan. 16, 2023 EUR (€)	Jul. 14, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 EUR (€)
Disclosure of equity [Line Items]
Total equity									€ 57,004		€ 52,802		€ 52,640			€ 51,889
Currency translation reserve									(2,395)		(3,483)		(3,636)
Retained earnings									€ 41,538		€ 35,462		€ 32,149
Issue of shares (in shares) | shares									2,935,000	2,935,000	3,397,000	3,397,000	3,934,000
Issue of contingent convertible capital securities | $										$ 750		$ 861
Authorised share capital, ordinary shares (in shares) | shares									9,142,000,000		14,729,000,000		14,729,000,000	9,142,000,000	14,729,000,000
Issued share capital, ordinary shares (in shares) | shares									3,726,539,000		3,904,065,000		3,900,669,000	3,726,539,000	3,904,065,000
Unrealised revaluations and exchange rate differences, net									€ 437
Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures									797		€ 738
Share buyback programme authorized		€ 1,500
Share buyback programme (in shares) | shares	107,000,000.0							40,700,000
Cash dividend paid								€ 1,250	2,178		1,288		€ 0
Other cash distributions									1,171		1,054		0
Purchased Share buyback programme									€ 1,721		1,604
Increased dividend percentage									2.585%	2.585%
Major ordinary share transactions
Disclosure of equity [Line Items]
Cash dividend paid						€ 297	€ 1,500
Share Repurchase Program One
Disclosure of equity [Line Items]
Share buyback programme authorized					€ 1,744
Share buyback programme (in shares) | shares									140,000,000	140,000,000
Shares repurchased, average price per share (in eur per share) | € / shares									€ 12.47
Share Repurchase Program Two
Disclosure of equity [Line Items]
Share buyback programme authorized			€ 380
Share buyback programme (in shares) | shares									41,000,000	41,000,000
Shares repurchased, average price per share (in eur per share) | € / shares									€ 9.41
Share Repurchase Program Three
Disclosure of equity [Line Items]
Share buyback programme authorized		€ 1,500
Share buyback programme (in shares) | shares									107,000,000	107,000,000
Shares repurchased, average price per share (in eur per share) | € / shares									€ 11.25
Purchased Share buyback programme									€ 1,204
ING Group
Disclosure of equity [Line Items]
Purchased Share buyback programme									(1,983)		(140)
Software and other intangible assets
Disclosure of equity [Line Items]
Legal reserve									540		573
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN
Disclosure of equity [Line Items]
Legal and statutory reserves									2,264		2,103		1,912
Reserve for dividend and repayment of capital									2,264		2,103
USD
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									380
TRY
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									192
Indexation effect									364
GBP
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									(73)
PLN
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									(49)
CHF
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									41
AUD
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									(20)
UAH
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									(27)
Other currency
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net									(7)
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Unrealised revaluations									(2,901)		(1,603)		242
Equity investments | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Disclosure of equity [Line Items]
Unrealised revaluations									(118)		94		(337)
Changes in the composition of the group and other changes													(62)
Transfer of revaluation reserve to retained earnings									23		6		(1)
Equity investments | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Bank Of Beijing
Disclosure of equity [Line Items]
Unrealised revaluations									€ (86)		€ 38		€ (339)
Treasury shares
Disclosure of equity [Line Items]
Issue of shares (in shares) | shares									(312,000)	(312,000)	102,000	102,000	(348,000)
Issued share capital, ordinary shares (in shares) | shares									107,400,000		128,300,000		600,000	107,400,000	128,300,000
Share buyback programme (in shares) | shares									159,866,000	159,866,000	127,628,000	127,628,000
Ordinary shares
Disclosure of equity [Line Items]
Par value (in eur per share) | € / shares									€ 0.01
Cumulative preference shares
Disclosure of equity [Line Items]
Par value (in eur per share) | € / shares									€ 0.01
Authorised share capital, ordinary shares (in shares) | shares									4,600,000,000					4,600,000,000
Perpetual Additional Tier 1 Contingent Capital Securities
Disclosure of equity [Line Items]
Issued capital | $														$ 6,750	$ 7,750
IAS 29 | Opening balance after adjustment, cumulative effect at date of initial application
Disclosure of equity [Line Items]
Total equity				€ 100
Currency translation reserve				1,011
Retained earnings				(563)
Revaluation reserves				(17)
Net result (before non-controlling interests)				€ (331)